Equity Investees (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Unamortized excess cost amount	$ 215.4	$ 225.7